Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019	Jul. 31, 2019
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 63	$ 66	$ 61	$ 62